Note 6 - Property and Equipment - Schedule of Property and Equipment (Details) - CAD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Balance		$ 30,689
Balance	$ 30,689	31,994
Balance	30,689	31,994
Computer and office equipment [member]
Statement Line Items [Line Items]
Balance	32,517	30,689	$ 27,488
Balance	30,689	31,994	32,517
Balance	32,517	30,689	27,488
Computer and office equipment [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	89,694	89,787	80,713
Additions		6,039	9,923
Effect of foreign exchange	93	326	(942)
Balance	89,787	96,152	89,694
Balance	89,694	89,787	80,713
Computer and office equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	57,095	59,098	53,225
Effect of foreign exchange	84	299	(855)
Balance	59,098	64,158	57,095
Charge for the period	1,919	4,761	4,725
Balance	$ 57,095	$ 59,098	$ 53,225